Subsequent Events (Restatement) (Tables)	12 Months Ended
Dec. 31, 2021
Subsequent Events (Restatement) (Tables) [Line Items]
Schedule of allocation of estimated fair values of net assets acquired and liabilities
Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$4,519,839
Prepayments	8,050,558
Equipment, net	3,504
Deferred tax assets	16,415
Short-term bank borrowings	(193,339)
Others payable and accrued liabilities	(7,685,086)
Tax payable	(1,126,777)
Total identifiable net assets	3,585,114
Goodwill	6,397,729
Total purchase price for acquisition net of $1,126,777 of cash	$9,982,843

Yinhua [Member]
Subsequent Events (Restatement) (Tables) [Line Items]
Schedule the revenue and net income
Revenue	$55,113,119
Net income	$1,587,815